Securities Issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities Issued [Line Items]
Securities issued	R$ 14,127,144	R$ 9,890,219
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	11,163,760	9,182,632
Financial Bills [Member]
Securities Issued [Line Items]
Securities issued	1,245,287	337,952
Real estate guaranteed credit bills [Member]
Securities Issued [Line Items]
Securities issued	1,194,836	185,017
Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Securities issued	R$ 523,261	R$ 184,618